UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Quarter Ended:  December 31, 2001

Check here if Amendment [  ]; Amendment Number:

This Amendment  (Check only one.):  [  ]  is a restatement.
					  [  ]  adds new holding entries

Institutional Investment Manager Filing this Report:

Name:  	Old Dominion Capital Management, Inc.
Address:  	815 East Jefferson Street
		Charlottesville, VA  22902

13F File Number:  28-6195

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of reporting manager:

Name:  	James M. Childress
Title:		Managing Director
Phone:  	804-977-1550
Signature, Place, and Date of Signing:

	James M. Childress	Charlottesville, VA	January 11, 2002

Report Type  (check only one.):

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITES EXCHANGE
ACT OF 1934.
FORM 13F SUMMARY PAGE

Report Summary:

Number of other included managers:             0

Form 13F Information Table entry total:       57

Form 13F Information Table value total:       $93900



List of other included managers:


No.         13F File Number       Name

FORM 13F INFORMATIONAL TABLE
                                                      VALUE     SHARES  SH/ PUT/ INVSTMT   OTHERVOTING AUTHORITY
NAME OF ISSUER             TITLE OF CLASS   CUSIP     (X$1000)  PRN AMT PRN CALL DSCRETN   MGRS SOLE   SHARED  NONE
 Abbott Laboratories       COM              002824100        290    5196SH       SOLE                 0       0   5196
 American Home Products    COM              026609107        883   14388SH       SOLE                 0       0  14388
 American Int'l Group      COM              026874107       5148   64835SH       SOLE                 0       0  64835
 Analog Devices            COM              032654105       4238   95477SH       SOLE                 0       0  95477
 Anheuser-Busch Companies  COM              035229103        610   13500SH       SOLE                 0       0  13500
 AOL Time Warner           COM              00184A105       1651   51432SH       SOLE                 0       0  51432
 BellSouth Corporation     COM              079860102        320    8388SH       SOLE                 0       0   8388
 Berkshire Hathaway B      CLASS B          084670207        348     138SH       SOLE                 0       0    138
 BP Amoco                  SPONSORED ADR    055622104        427    9190SH       SOLE                 0       0   9190
 Bristol-Myers Squibb Co.  COM              110122108        584   11448SH       SOLE                 0       0  11448
 Cardinal Health Inc.      COM              14149Y108       3090   47782SH       SOLE                 0       0  47782
 Charles Schwab & Co.      COM              808513105       4219  272708SH       SOLE                 0       0 272708
 Cisco Systems             COM              17275R102       2236  123446SH       SOLE                 0       0 123446
 Citigroup Inc.            COM              172967101        408    8091SH       SOLE                 0       0   8091
 Clear Channel CommunicatioCOM              184502102       1374   26980SH       SOLE                 0       0  26980
 Coca-Cola Company         COM              191216100        652   13823SH       SOLE                 0       0  13823
 Cox Commun Cl A           COM              224044107       3257   77720SH       SOLE                 0       0  77720
 Dell Computer Corporation COM              247025109        504   18555SH       SOLE                 0       0  18555
 EMC Corp.                 COM              268648102        175   12985SH       SOLE                 0       0  12985
 Exxon Mobil Corporation   COM              30231G102       1946   49510SH       SOLE                 0       0  49510
 Family Dollar Stores      COM              307000109       1654   55185SH       SOLE                 0       0  55185
 Federal Nat'l Mortgage    COM              313586109       3488   43875SH       SOLE                 0       0  43875
 First Data Corp.          COM              319963104       5202   66311SH       SOLE                 0       0  66311
 General Electric Co.      COM              369604103       7088  176855SH       SOLE                 0       0 176855
 General Mills             COM              370334104        206    3962SH       SOLE                 0       0   3962
 Global Crossing Ltd.      COM              G3921A100         33   39636SH       SOLE                 0       0  39636
 Hewlett-Packard Co.       COM              428236103        415   20210SH       SOLE                 0       0  20210
 Home Depot                COM              437076102       4829   94671SH       SOLE                 0       0  94671
 Horseshoe Gold Mining     COM              44075E107          0   10500SH       SOLE                 0       0  10500
 INSpire Ins Soltns 02rts  COM              457732998          0   22770SH       SOLE                 0       0  22770
 Int'l Business Machines   COM              459200101        294    2432SH       SOLE                 0       0   2432
 Intel Corp.               COM              458140100       4042  128514SH       SOLE                 0       0 128514
 JDS Uniphase Corp.        COM              46612J101        348   40037SH       SOLE                 0       0  40037
 Johnson & Johnson         COM              478160104        562    9509SH       SOLE                 0       0   9509
 Medtronic                 COM              585055106       4772   93188SH       SOLE                 0       0  93188
 Merck & Co.               COM              589331107       1236   21014SH       SOLE                 0       0  21014
 Microsoft Corporation     COM              594918104       1252   18905SH       SOLE                 0       0  18905
 Motorola                  COM              620076109        316   21046SH       SOLE                 0       0  21046
 National City Corporation COM              635405103        201    6864SH       SOLE                 0       0   6864
 Nokia Corp. ADR           SPONSORED ADR    654902204       1355   55250SH       SOLE                 0       0  55250
 Nortel Networks Corp.     COM              656568102        393   52417SH       SOLE                 0       0  52417
 Oracle Corporation        COM              68389X105        972   70350SH       SOLE                 0       0  70350
 Pfizer                    COM              717081103       4284  107506SH       SOLE                 0       0 107506
 Procter & Gamble Company  COM              742718109        808   10210SH       SOLE                 0       0  10210
 Qualcomm                  COM              747525103        812   16070SH       SOLE                 0       0  16070
 Renaissance Holdings      COM              G7496G103        471    4934SH       SOLE                 0       0   4934
 Safeway                   COM              786514208       3134   75054SH       SOLE                 0       0  75054
 SBC Communications        COM              78387G103        919   23465SH       SOLE                 0       0  23465
 Scientific Atlanta        COM              808655104        735   30721SH       SOLE                 0       0  30721
 SPDR Trust                COM              78462F103        869    7610SH       SOLE                 0       0   7610
 Sun Microsystems          COM              866810104        928   75412SH       SOLE                 0       0  75412
 Tyco International Ltd.   COM              902124106       4692   79661SH       SOLE                 0       0  79661
 Verizon Communications    COM              92343V104        467    9849SH       SOLE                 0       0   9849
 Wachovia Corp.            COM              929903102        433   13796SH       SOLE                 0       0  13796
 Wastemate Corporation     COM              941072100          0   26667SH       SOLE                 0       0  26667
 Wells Fargo & Co.         COM              949746101       3200   73658SH       SOLE                 0       0  73658
 WorldCom                  COM              98157D106       1130   80230SH       SOLE                 0       0  80230